Income tax and social contribution	12 Months Ended
Dec. 31, 2017
Income tax and social contribution [Abstract]
Income tax and social contribution

17.  Income tax and social contribution

a)      Calculation of income tax and social contribution charges

	R$ thousand
	Years ended December 31
	2017	2016	2015
Income before income tax and social contribution	23,743,559	31,905,456	9,603,583
Total burden of income tax and social contribution at the current rates (1)	(10,684,602)	(14,357,455)	(4,321,612)
Effect of additions and exclusions in the tax calculation:
Earnings (losses) of associates and joint ventures	773,285	764,876	687,623
Interest on shareholders' equity (paid and payable)	3,241,955	3,139,102	2,305,695
Net tax credit of deferred liabilities (2)			2,341,220
Other amounts (3)	240,406	(3,459,253)	7,621,396
Income tax and social contribution for the period	(6,428,956)	(13,912,730)	8,634,322
Effective rate	27.1%	43.6%	-89.9%

(1)     Current rates: (i) 25% for income tax; (ii) of 15% for the social contribution to financial and equated companies, and of the insurance industry, and of 20%, from September 2015 to December 2018, in accordance with Law no 13,169/15; and (iii) of 9% for the other companies (Note 2w);

(2)     In 2015, refers to, constitution of deferred tax assets, net of deferred liabilities, related to the increase in the social contribution tax rate, according to Law no 13,169/15; and

(3)     Basically, includes, (i) the exchange rate variation of assets and liabilities, derived from investments abroad; (ii) the equalization of the effective rate of social contribution in relation to the rate of 45% shown; and (iii) the deduction incentives.

b)      Composition of income tax and social contribution in the consolidated statement of income

	R$ thousand
	Years ended December 31
	2017	2016	2015
Current taxes:
Income tax and social contribution payable	(8,788,060)	(8,852,947)	(6,075,948)
Deferred taxes:
Net Addition/(realization) of temporary differences	2,950,961	(4,106,008)	11,424,595
Use of opening balances of:
Social contribution loss	(430,584)	(647,282)	(127,214)
Income tax loss	(331,512)	(879,276)	(65,224)
Addition on:
Social contribution loss	150,371	234,730	272,793
Income tax loss	19,868	338,053	731,419
Activation of the tax credit - Law No. 13,169/15:
Social contribution loss	-	-	422,853
Temporary additions	-	-	2,051,048
Total deferred tax expense	2,359,104	(5,059,783)	14,710,270
Income tax and social contribution	(6,428,956)	(13,912,730)	8,634,322

c)      Deferred income tax and social contribution presented in the consolidated statement of financial position

	R$ thousand
	Balance on December 31, 2016	Amount recorded	Realized / Decrease (4)	Balance on December 31, 2017
Provisions of impairment of loans and advances	23,011,653	12,264,028	8,771,818	26,503,863
Provision for contingencies	7,351,234	1,782,500	1,907,251	7,226,483
Adjustment to market value of securities	5,488,482	1,724,016	3,268,623	3,943,875
Other	4,681,457	4,773,082	3,644,973	5,809,566
Total tax assets on temporary differences (3)	40,532,826	20,543,626	17,592,665	43,483,787
Income tax and social contribution losses in Brazil and abroad (3)	5,595,729	170,239	762,096	5,003,872
Adjustment to market value of available for sale (3)	493,168	576,732	1,069,900	-
Total deferred tax assets (2)	46,621,723	21,290,597	19,424,661	48,487,659
Deferred tax liabilities (2)	3,267,808	3,557,618	817,831	6,007,595
Net deferred taxes (2)	43,353,915	17,732,979	18,606,830	42,480,064

	R$ thousand
	Balance on December 31, 2015	Balance originating from an acquired institution (1)	Amount recorded	Realized / Decrease	Balance on December 31, 2016
Provisions of impairment of loans and advances	22,617,097	3,938,976	12,948,736	16,493,156	23,011,653
Provision for contingencies	5,720,598	1,209,685	2,498,218	2,077,267	7,351,234
Adjustment to market value of securities	7,090,939	109,501	282,741	1,994,699	5,488,482
Other	3,511,581	440,457	3,135,635	2,406,216	4,681,457
Total tax assets on temporary differences (3)	38,940,215	5,698,619	18,865,330	22,971,338	40,532,826
Income tax and social contribution losses in Brazil and abroad (3)	5,761,626	787,878	572,783	1,526,558	5,595,729
Adjustment to market value of available for sale (3)	2,704,484	32,120	393,369	2,636,805	493,168
Social contribution - MP 2,158-35 (change in tax law)	113,783	-	-	113,783	-
Total deferred tax assets (2)	47,520,108	6,518,617	19,831,482	27,248,484	46,621,723
Deferred tax liabilities (2)	2,894,367	3,592	1,920,479	1,550,630	3,267,808
Net deferred taxes (2)	44,625,741	6,515,025	17,911,003	25,697,854	43,353,915

(1)    HSBC Brasil (Note 2a);

(2)    Deferred income and social contribution tax assets and liabilities are offset in the balance sheet by taxable entity, and were R$ 4,755,748 thousand in 2017 and R$ 1,504,860 thousand in 2016;

(3)    Deferred tax assets of financial and similar companies and insurance industry were established considering the increase of the social contribution rate, determined by Law 11.727/08 and Law 13.169/15 (Note 2 x); and

(4)    Includes a write-off of tax credits, in the amount of R$ 150,040 thousand.

d)      Expected realization of deferred tax assets on temporary differences, tax loss and negative basis of social contribution

	R$ thousand
	Temporary differences		Income tax and social contribution losses		Total
	Income tax	Social contribution	Income tax	Social contribution

2018	6,189,592	4,778,522	157,668	303,794	11,429,576
2019	6,106,611	3,500,573	143,705	80,058	9,830,947
2020	5,444,841	3,163,487	139,825	78,361	8,826,514
2021	4,408,140	2,609,808	620,279	367,041	8,005,268
2022	2,534,237	1,470,379	732,490	478,318	5,215,424
After 2022	2,100,881	1,176,716	824,042	1,078,291	5,179,930
Total	26,784,302	16,699,485	2,618,009	2,385,863	48,487,659

e)      Deferred tax liabilities

	R$ thousand
	On December 31
	2017	2016
Timing differences of depreciation - finance leasing	283,232	381,119
Adjustment to market value of securities	1,215,588	213,404
Judicial deposit and others	4,508,775	2,673,285
Total	6,007,595	3,267,808

The deferred tax liabilities of companies in the financial and insurance sectors were established considering the increased social contribution rate, established by Law no 11,727/08 and Law no 13,169/15 (Note 2x).

f)       Income tax and social contribution on adjustments recognized directly in equity

	R$ thousand
	On December 31, 2017			On December 31, 2016			On December 31, 2015
	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax	Before tax	Tax (expense)/ benefit	Net of tax
Financial assets recorded as available for sale	3,418,567	(1,231,202)	2,187,365	6,298,103	(2,587,076)	3,711,027	(5,677,902)	2,273,982	(3,403,920)
Exchange differences on translations of foreign operations	23,010	5,992	29,002	(194,566)	87,555	(107,011)	118,485	(57,788)	60,697
Total	3,441,577	(1,225,210)	2,216,367	6,103,537	(2,499,521)	3,604,016	(5,559,417)	2,216,194	(3,343,223)

g)      Taxes to be offset

Refers basically to amount of income tax and social contribution to be offset.